INCOME TAX (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax [Line Items]
Corporate tax rate (as a percent)		26.50%	26.50%	25.00%
Change in corporate tax rate (as a percent)			1.50%
Other carryforward		$ 4,072
Subsequent Event [Member]
Income Tax [Line Items]
Corporate tax rate (as a percent)	25.00%
Change in corporate tax rate (as a percent)	1.50%
Domestic [Member]
Income Tax [Line Items]
Operating loss carryforward		9,116
Domestic [Member] | Capital Loss Carryforward [Member]
Income Tax [Line Items]
Other carryforward		13,617
Foreign [Member]
Income Tax [Line Items]
Operating loss carryforward		13,100
Operating loss carryforward, subject to limitations		$ 3,413